UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                                 811-6490

Dreyfus Premier Investment Funds, Inc (Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166 (Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166 (Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 922-6000
Date of fiscal year end:	10/31
Date of reporting period:	7/31/09

The following N-Q relates only to the Registrant’s series listed below and does not affect the other series of the Registrant, which has a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q Form will be filed for this series, as appropriate.

DREYFUS PREMIER INVESTMENT FUNDS, INC.

- DREYFUS DIVERSIFIED GLOBAL FUND
- DREYFUS DIVERSIFIED INTERNATIONAL FUND
- DREYFUS EMERGING ASIA FUND
- DREYFUS GREATER CHINA FUND
- DREYFUS INTERNATIONAL GROWTH FUND
- DREYFUS SATELLITE ALPHA FUND

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Diversified Global Fund
July 31, 2009 (Unaudited)

Other Investment--100.0%	Shares	Value ($)
Registered Investment Company:
Dreyfus Global Equity Income Fund,
Cl. I	6,479 a	53,514
Dreyfus Global Real Estate
Securities Fund, Cl. I	1,877 a	10,903
Dreyfus Global Stock Fund, Cl. I	5,590 a	63,452
Dreyfus Global Sustainability
Fund, Cl. I	1,529 a	21,422
Dreyfus Worldwide Growth Fund, Cl. I	1,864 a	63,531

Total Investments (cost $201,048)	100.00%	212,822
Liabilities, Less Cash and Receivables	0.00%	(63)
Net Assets	100.00%	212,759

a Investment in affiliated mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $201,048.
Net unrealized appreciation on investments was $11,774 of which $11,774 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	212,822	-	-	212,822
Other Financial Instruments+	-	-	-	-
Liabilities ($)				-
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depre or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Diversified International Fund
July 31, 2009 (Unaudited)

Other Investment--98.5%	Shares	Value ($)
Registered Investment Company:
Dreyfus International Stock Fund,
Cl. I	2,131,944 a	23,899,092
Dreyfus Newton International
Equity Fund, Cl. I	1,886,904 a	28,813,024
Dreyfus Premier Emerging Markets
Opportunity Fund	633,755 a	5,836,884
Dreyfus Premier International
Equity Fund, Cl. I	973,359 a	23,759,691
Dreyfus Premier International
Small Cap Fund, Cl. I	612,243 a	6,073,449
Dreyfus Premier International
Value Fund, Cl. I	2,897,189 a	30,275,627

Total Investments (cost $102,215,426)	98.5%	118,657,767
Cash and Receivables (Net)	1.5%	1,866,147
Net Assets	100.0%	120,523,914

a Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $102,215,426.

Net unrealized appreciation on investments was $16,442,341 of which $16,442,341 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
Significant
	Level 1 -Quoted Level 2 - Other Significant		Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	118,657,767	-	-	118,657,767
Other Financial Instruments+	-	-	-	-
Liabilities ($)				-
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Asia Fund
July 31, 2009 (Unaudited)

Common Stocks--96.8%	Shares	Value ($)
China--19.8%
AviChina Industry & Technology, Cl. H	3,300,000 a,b	983,607
Beijing Capital Land, Cl. H	2,294,000	1,050,793
Bengang Steel Plates, Cl. B	2,047,674	1,384,483
China Merchants Property Development, Cl. B	300,702	705,772
China Zhongwang Holdings	400,000 a	535,738
Chongqing Iron & Steel, Cl. H	2,508,000	1,268,554
Guangzhou Pharmaceutical, Cl. H	1,990,000	1,024,522
Hunan Non-Ferrous Metal, Cl. H	1,662,000	480,369
Livzon Phamaceutical, Cl. B	250,102	483,420
Shanghai Friendship Group, Cl. B	326,251	360,181
Shanghai Jin Jiang International Hotels Group, Cl. H	2,250,000	661,931
Shenji Kunming Machine Tool, Cl. H	1,068,000	821,321
		9,760,691
Hong Kong--18.3%
Alibaba.com	298,000 a	683,665
China Everbright	160,000	500,642
Cosco Pacific	686,000	957,738
Daphne International Holdings	1,372,000	922,332
Lifestyle International Holdings	200,500	304,241
Orient Overseas International	170,500	954,794
Shui On Construction and Materials	800,000	1,135,477
SRE Group	12,000,000	1,625,796
Sunny Optical Technology	8,035,000	943,458
Zhuzhou CSR Times Electric, Cl. H	646,000	998,585
		9,026,728
India--40.0%
Ansal Properties & Infrastructure	555,000	726,882
Balrampur Chini Mills	300,000	743,274
Brushman India, GDR	300,000 a	93,000
Country Club India	971,000	363,493
Dewan Housing (Warrants 10/24/12)	340,000 a,b	948,492

Engineers India	89,500	1,944,082
Hinduja Ventures	63,506	290,048
IFCI	1,694,644	1,811,272
Indiabulls Read Estate	300,000	1,536,601
Indo Asian Fusegear	50,000 a	43,274
K.S. Oils	800,000	900,104
Mahanagar Telephone Nigam	280,000	599,416
Nagarjuna Construction	160,000	475,495
Reliance Infrastructure	66,500	1,671,307
Sanwaria Agro Oils	103,119	136,560
Shipping Corp. of India	415,000	1,165,808
Siemens India	90,000	904,599
Suzlon Energy	665,000	1,383,394
Tata Motors	220,000	1,934,119
Unitech	910,000	1,708,978
XL Telecom & Energy	322,700	314,961
		19,695,159
Indonesia--5.8%
Bakrie & Brothers	72,016,500 a	761,887
Bumi Resources	4,730,000	1,334,408
Ciputra Property	18,701,000	763,114
		2,859,409
Singapore--2.2%
Golden Agri-Resources	3,604,936	1,064,585
Golden Agri-Resources (Warrants 7/23/12)	81,654 a	7,092
		1,071,677
South Korea--1.5%
CJ O Shopping	14,005	746,888
Thailand--1.6%
Khon Kaen Sugar Industry	2,500,100	778,756
United States--4.0%
Mindray Medical International, ADR	29,000	861,880
Suntech Power Holdings, ADR	60,900 a	1,119,951
		1,981,831
Vietnam--3.6%
Luks Group Vietnam Holdings	804,000	455,424
Petrovietnam General Services (Warrants 4/1/10)	130,000 a,b	166,252

Pha Lai Thermal Power (Warrants 1/17/12)	227,580 a,b,c	355,861
Saigon Securities (Warrants 1/17/12)	155,700 a,b,c	573,880
Vietnam Dairy Products (Warrants 1/20/10)	30,000 a,b	211,096
		1,762,513
Total Common Stocks
(cost $42,511,756)		47,683,652

Other Investment--3.1%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund
(cost $1,520,000)	1,520,000 [d]	1,520,000

Total Investments (cost $44,031,756)	99.9%	49,203,652
Cash and Receivables (Net)	.1%	30,910
Net Assets	100.0%	49,234,562

ADR - American Depository Receipts
GDR - Global Depository Receipts

a	Non-income producing security.
b	The value of this security has been determined in good faith under the direction of the Board of Directors.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2009, these securities amounted to $929,741 or 1.9% of net assets.
d	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $44,031,756. Net unrealized appreciation on investments was $5,171,896 of which $8,118,023 related to appreciated investment securities and $2,946,127 related to depreciated investment securities.

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009($)
Purchases:
Honk Kong Dollar,
Expiring 8/3/2009	4,000,000	516,329	516,126	(203)

Various inputs are used in determining the value of the fund's investments relating to FAS 157. These inputs are summarized in the three broad levels listed

Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 - significant unobservable inputs (including the fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other Significant	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Observable Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign	44,444,464	3,239,188	-	47,683,652
Mutual Funds	1,520,000	-	-	1,520,000
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	(203)	-	(203)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Greater China Fund
July 31, 2009 (Unaudited)

Common Stocks--96.6%	Shares	Value ($)
China--51.7%
AviChina Industry & Technology, Cl. H	104,026,000 a,b	31,006,259
Bank of China, Cl. H	41,934,000	20,885,703
Beijing Capital Land, Cl. H	68,334,000	31,301,179
Bengang Steel Plates, Cl. B	48,000,855	32,454,562
CGS Holding, Cl. B	8,456,492	7,452,576
China Automation Group	41,722,000	16,796,361
China Citic Bank, Cl. H	43,010,000	29,968,065
China Coal Energy, Cl. H	13,600,000	19,057,425
China Communications Services, Cl. H	13,360,000	8,498,629
China Merchants Property Development, Cl. B	8,378,941	19,666,059
China Oilfield Services, Cl. H	16,660,000	18,164,657
China Shipping Container Lines, Cl. H	45,600,000 a	17,828,014
China Zhongwang Holdings	10,000,000 a	13,393,462
ChinaSoft International	34,600,000 a	4,509,132
Citic Securities Co., Cl. A (Warrants 4/21/10)	3,729,716 a	20,761,091
Dalian Refrigeration, Cl. B	16,033,167	10,364,600
Hunan Non-Ferrous Metal, Cl. H	80,030,000 a	23,131,102
Inner Mongolia Yitai Coal, Cl. B	1,889,200	11,580,796
Jiangxi Copper, Cl. H	8,874,000	20,473,045
Lianhua Supermarket Holdings, Cl. H	10,093,000	18,571,000
Maanshan Iron and Steel, Cl. H	26,000,000 a	20,229,547
Ping An Insurance Group Co of China, Cl. A (Warrants
4/1/10)	1,091,588 a	9,752,684
Shandong Chenming Paper Holdings, Cl. B	10,759,306	8,357,497
Shanghai Forte Land, Cl. H	31,216,000	10,714,068
Shanghai Friendship Group, Cl. B	22,200,801	24,509,684
Shanghai Jin Jiang International Hotels Group, Cl. H	38,112,000	11,212,232
Sino-Ocean Land Holdings	25,098,500	26,814,741
Xinjiang Xinxin Mining Industry, Cl. H	24,905,000	16,646,073
		504,100,243
Hong Kong--26.6%
Alibaba.com	5,000,000 a	11,470,894
Bank of East Asia	5,282,000	17,583,835
Belle International Holdings	17,446,000	17,670,996
China Agri-Industries Holdings	18,679,000	13,834,422
China Everbright	11,544,000	36,121,315
China Foods	19,304,000	11,931,040
China Travel International Investment Hong Kong	66,998,000	16,684,556

China Unicom Hong Kong	11,868,000	17,120,437
Cosco Pacific	8,022,000	11,199,675
Dynasty Fine Wines Group	55,507,000	13,249,973
Hong Kong Hang Seng Index (Warrants 7/30/09)	58,430,000 a	75,393
HSBC Holdings (Warrants 1/28/10)	18,516,000 a	2,245,797
Hua Han Bio-Pharmaceutical Holdings, Cl. H	19,298,000 a	2,440,247
Lifestyle International Holdings	13,343,000	20,246,796
LK Technology Holdings	61,742,500 c	5,576,706
Neo-China Land Group Holdings	16,580,000 b,d	1,604,506
Orient Overseas International	65,000	363,998
Shimao Property Holdings	4,400,500	8,846,367
Sinotruk Hong Kong	2,606,500	3,026,884
TCC International Holdings	17,066,000 a	8,191,627
Wharf Holdings	2,000,000	9,406,391
Zhuzhou CSR Times Electric, Cl. H	19,964,000	30,860,281
		259,752,136
Taiwan--11.8%
Epistar	3,800,000	10,377,957
Evergreen Marine	20,632,000 a	12,577,420
Gemtek Technology	5,691,500	9,628,086
Inotera Memories	19,356,000 a	10,088,625
KGI Securities	28,082,000	13,951,981
Motech Industries	3,864,197	14,604,987
Pixart Imaging	1,000,000	8,092,538
Shin Kong Financial Holding	48,000,000	19,531,822
Tripod Technology	3,415,000	7,140,606
Vanguard International Semiconductor	18,206,000	8,823,317
		114,817,339
United States--6.5%
Giant Interactive Group, ADR	655,950	5,332,874
LDK Solar Company, ADR	806,100 a	8,818,734
Mindray Medical International, ADR	229,000	6,805,880
Netease.com, ADR	100,000 a	4,406,000
Spreadtrum Communications, ADR	2,323,715 a,c	7,342,939
Suntech Power Holdings, ADR	1,680,511 a	30,904,597
		63,611,024

Total Common Stocks
(cost $794,681,190)		942,280,742

Other Investment--1.7%
Registered Investment Company;
Dreyfus Institutional Preferred Plus Money Market Fund

(cost $16,120,000)	16,120,000 [e]	16,120,000

Total Investments (cost $810,801,190)	98.3%	958,400,742
Cash and Receivables (Net)	1.7%	16,984,712
Net Assets	100.0%	975,385,454

ADR - American Depository Receipts

a	Non-income producing security.
b	The valuation of these securities has been determined in good faith under the direction of the Board of Directors.
c	Investment in non-controlled affiliates (cost $32,243,206).
d	Illiquid security, fair valued by management. At the period end, the value of these securities amounted to $1,604,506 or 0.2% of net assets.
e	Investment in affiliated money market mutual fund.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $810,801,190. Net unrealized appreciation on investments was $147,599,552 of which $225,996,130 related to appreciated investment securities and $78,396,578 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES

July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Short
H-Shares Index	1,250	(97,168,728)	August 2009	2,660,638

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

	Foreign			Unrealized
Forward Currency	Currency			(Depreciation )
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009 ($)
Purchases:
Hong Kong Dollars,
Expiring 8/3/2009	24,000,000	3,097,973	3,096,754	(1,219)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value
Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

		Level 2 - Other
		Significant Observable	Level 3 -Significant
Assets ($)	Level 1 -Quoted Prices	Inputs	Unobservable Inputs	Total
Investments in Securities:
Equity Securities - Foreign	909,669,977	31,006,259	1,604,506	942,280,742
Mutual Funds	16,120,000	-	-	16,120,000
Other Financial Instruments+	2,660,638	-	-	2,660,638
Liabilities ($)
Other Financial Instruments+	-	(1,219)	-	(1,219)

† Other financial instruments include derivative instruments, such as futures, forward currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

Investments in Equity
Securities - Foreign ($)
Balance as of 10/31/2008	-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	(642,252)

Net purchases (sales)	-
Transfers in and/or out of Level 3	2,246,758
Balance as of 7/31/2009	1,604,506

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts.

For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Forward Foreign Currency Exchange Contracts: The fund may enter into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of an investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund would incur a loss if the value of the contracts increase between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts decrease between those dates. With respect to purchases of forward contracts, the fund would incur a loss if the value of the contracts decrease between the date the forward contracts are opened and the date the forward contracts are closed. The fund realizes a gain if the value of the contracts increase between those dates. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus International Growth Fund
July 31, 2009 (Unaudited)

Common Stocks--95.2%	Shares	Value ($)
Australia--6.1%
AGL Energy	8,390	104,553
BHP Billiton	22,645	716,848
Centennial Coal	43,689	109,253
Computershare	12,324	101,320
Westpac Banking	4,590	83,265
Woodside Petroleum	2,570	98,229
		1,213,468
Belgium--.7%
Anheuser-Busch InBev	3,540	140,846

Canada--9.0%
Barrick Gold	4,470	156,102
Canadian National Railway	2,950	143,468
Canadian Natural Resources	1,790	107,608
EnCana	5,700	305,728
Fairfax Financial Holdings	280	85,509
First Quantum Minerals	2,540	169,176
HudBay Minerals	19,250 a	142,599
IAMGOLD	11,150	118,202
Red Back Mining	13,940 a	129,533
Research In Motion	4,220 a	320,520
TransCanada	3,760	106,945
		1,785,390
Finland--.6%
Fortum	4,900	113,489

France--6.6%
Alcatel-Lucent	30,330 a	83,865
AXA	4,003	84,612
BNP Paribas	1,582	115,334
GDF SUEZ	4,850	185,294
Sanofi-Aventis	1,767	115,750
Sodexo	2,220	116,884
Technip	2,750	166,268
Teleperformance	2,510	79,420
Total	6,462	358,371
		1,305,798
Germany--6.0%
BASF	4,590	230,020

Deutsche Bank	2,030	131,329
Hochtief	2,660	159,689
MAN	950	65,670
Munchener Ruckversicherungs	860	130,040
Rheinmetall	3,100	150,933
RWE	2,090	176,498
Salzgitter	1,375	139,438
		1,183,617
Hong Kong--2.4%
China Agri-Industries Holdings	153,000	113,318
Hongkong Land Holdings	24,000	93,360
New World Development	58,000	138,451
Sun Hung Kai Properties	8,000	121,702
		466,831
Italy--.4%
Terna Rete Elettrica Nazionale	22,020	77,599

Japan--19.3%
Amada	15,000	95,429
Daito Trust Construction	2,500	123,118
Daiwa Securities Group	17,000	100,608
Fast Retailing	1,700	220,798
Fujitsu	27,000	177,480
Fukuoka Financial Group	16,000	70,172
Honda Motor	6,200	199,841
JSR	8,000	144,233
KDDI	17	90,188
Lawson	6,500	269,960
Matsui Securities	11,100	105,927
Mitsubishi UFJ Financial Group	28,400	169,875
Mitsui & Co.	11,000	137,987
Mitsumi Electric	7,200	177,670
Murata Manufacturing	4,200	205,950
Nippon Electric Glass	9,000	104,433
Nippon Express	48,000	220,661
Sankyo	3,100	184,771
Shimano	2,800	114,811
Shinko Electric Industries	7,700	121,491
Softbank	7,300	155,450
Tokyo Gas	16,000	58,674
Toppan Printing	27,000	275,635
Toyoda Gosei	5,100	157,918
Tsumura & Co.	3,700	119,651
		3,802,731
Netherlands--3.3%

Fugro	2,160	96,931
Imtech	6,185	131,438
Koninklijke Ahold	15,720	178,774
Koninklijke DSM	2,920	104,379
Koninklijke Vopak	2,370 a	142,076
		653,598
Norway--.8%
Petroleum Geo-Services	21,800 a	152,969

Singapore--1.2%
SembCorp Industries	43,000	95,911
Wilmar International	36,000	149,838
		245,749
Spain--4.2%
Iberdrola	13,540	116,177
Inditex	3,160	169,978
Telefonica	21,970	546,581
		832,736
Sweden--3.1%
Alfa Laval	12,530	136,483
Electrolux, Ser. B	14,690 a	274,827
Nordea Bank	21,080	204,490
		615,800
Switzerland--10.9%
Adecco	2,350	113,250
Credit Suisse Group	4,060	191,859
Nestle	21,950	903,346
Roche Holding	4,335	683,524
Syngenta	870	200,760
Zurich Financial Services	330	64,848
		2,157,587
United Kingdom--20.6%
3i Group	14,309	65,433
ASOS	17,020 a	98,798
BAE Systems	24,300	124,617
Barclays	21,660	109,378
BG Group	18,000	300,381
British American Tobacco	16,290	505,593
Charter International	9,030	84,471
Compass Group	19,280	103,865
Domino's Pizza UK & IRL	23,840	95,378
Drax Group	13,560	90,662
Eurasian Natural Resources	13,750	198,335
GlaxoSmithKline	27,740	532,428
HSBC Holdings	11,280	114,140

IMI	18,220	103,481
Imperial Tobacco Group	4,720	134,904
Kazakhmys	9,020	129,053
Kingfisher	35,410	125,843
Legal & General Group	111,240	119,762
Shire	14,010	207,819
Standard Chartered	5,680	134,827
Tesco	56,510	346,910
Thomas Cook Group	44,950	162,938
WPP	22,610	174,398
		4,063,414
Total Common Stocks
(cost $17,464,348)		18,811,622

Preferred Stocks--.8%
Germany
Fresenius
(cost $150,019)	2,780	157,621

Total Investments (cost $17,614,367)	96.0%	18,969,243
Cash and Receivables (Net)	4.0%	780,241
Net Assets	100.0%	19,749,484

a Non-income producing security.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $17,614,367.
Net unrealized appreciation on investments was $1,354,876 of which $2,311,807 related to appreciated investment securities and $956,931 related to depreciated investment securities.

STATEMENT OF FINANCIAL FUTURES
July 31, 2009 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 7/31/2009 ($)
Financial Futures Long
DJ Euro Stoxx 50	12	450,849	September 2009	9,069
Topix	2	201,955	September 2009	6,214
				15,283

At July 31, 2009, the fund held the following forward foreign currency exchange contracts:

				Unrealized
	Foreign			Appreciation/
Forward Currency	Currency			(Depreciation)
Exchange Contracts	Amounts	Cost ($)	Value ($)	at 7/31/2009 ($)
Buy:
Japanese Yen,
Expiring 8/4/2009	17,361,188	181,793	183,474	1,681

Sales:		Proceeds ($)
Australian Dollar,
Expiring 8/4/2009	75,800	62,805	63,396	(591)
British Pound,
Expiring 8/3/2009	156,176	257,191	260,885	(3,694)
British Pound,
Expiring 8/4/2009	8,051	13,325	13,449	(124)
Euro,
Expiring 8/3/2009	168,188	235,984	239,717	(3,733)
Japanese Yen,
Expiring 8/3/2009	26,619,650	278,594	281,317	(2,723)
Norwegian Krone,
Expiring 8/3/2009	50,369	8,086	8,218	(132)
Singapore Dollar,
Expiring 8/3/2009	17,962	12,443	12,481	(38)
Swedish Krona,
Expiring 8/3/2009	229,862	30,890	31,854	(964)
Swiss Franc,
Expiring 8/3/2009	121,904	111,654	114,073	(2,419)

Gross Unrealized Appreciation				1,681
Gross Unrealized Depreciation				(14,418)

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 -Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Foreign	18,969,243	-	-	18,969,243
Other Financial Instruments+	15,283	1,681	-	16,964
Liabilities ($)
Other Financial Instruments+	-	(14,418)	-	(14,418)

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted FASB Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. All changes to accounting policies and disclosures have been made in accordance with FAS 161 and are incorporated for the current period as part of the disclosures within this Note.

Portfolio valuation: Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available, are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Directors. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. For other securities that are fair valued by the Board of Directors, certain factors may be considered such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Financial futures are valued at the last sales price. Investments denominated in foreign currencies are translated to U.S. dollars at the prevailing rates of exchange. Forward currency exchange contracts are valued at the forward rate.

Futures Contracts: In the normal course of pursuing its investment objectives, the fund is exposed to market risk (including equity price risk, interest rate risk and foreign currency exchange risk) as a result of changes in value of underlying financial instruments. The fund may invest in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase of the sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses, which are recorded in the Statement of Operations. Futures contracts are valued daily at the settlement price established by the Board of Trade or exchange upon which they are traded. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures, since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Satellite Alpha Fund
July 31, 2009 (Unaudited)

Other Investment--100.0%	Shares	Value ($)
Registered Investment Company:
Dreyfus Emerging Markets Debt
Local Currency Fund, Cl. I	812 a	10,373
Dreyfus Emerging Markets
Opportunity Fund, Cl. I	2,328 a	21,441
Dreyfus Global Absolute Return
Fund, Cl. I	5,437 a	60,953
Dreyfus Global Real Estate
Securities Fund, Cl. I	5,676 a	32,979
Dreyfus Inflation Adjusted
Securities Fund	2,543 a	30,435
Dreyfus International Bond Fund,
Cl. I	1,995 a	30,986
Dreyfus Natural Resources Fund,
Cl. I	1,081 a,b	21,651

Total Investments (cost $201,094)	100.0%	208,818
Liabilities, Less Cash and Receivables	(.0%)	(67)
Net Assets	100.0%	208,751

a	Investment in affiliated mutual fund.
b	Non-income producing security.

At July 31, 2009, the aggregate cost of investment securities for income tax purposes was $201,094.

Net unrealized appreciation on investments was $7,724 of which $7,724 related to appreciated investment securities.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2009 in valuing the fund's investments:

Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Quoted	Significant Observable	Unobservable
Assets ($)	Prices	Inputs	Inputs	Total
Investments in Securities:
Mutual Funds	208,818	-	-	208,818
Other Financial Instruments+	-	-	-	-
Liabilities ($)
Other Financial Instruments+	-	-	-	-

† Other financial instruments include derivative instruments, such as futures, forward foreign currency exchange contracts, swap contracts and options contracts. Amounts shown represents unrealized appreciation (depreciation), or in the case of options, market value at period end.

The fund adopted Statement of Financial Accounting Standards No. 161 “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments and disclosures about credit-risk-related contingent features in derivative agreements. Since the fund held no derivatives during the period, FAS 161 disclosures did not impact the notes to the financial statements.

Portfolio valuation: Investments are valued at the net asset value of each underlying fund determined as of the close of the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Premier Investment Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	September 22, 2009

By:	/s/ James Windels
James Windels
Treasurer

Date:	September 22, 2009

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)